Consolidated Statement of Financial Position - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment	¥ 284,328,093	¥ 223,061,809
Investments in associates and joint ventures	19,517,623	19,632,113
Investment property	217,406	0
Available-for-sale financial assets	1,604,993	3,406,032
Land use rights	11,264,785	8,456,347
Power generation licenses	3,916,246	3,849,199
Mining rights	1,646,271	1,646,271
Deferred income tax assets	2,300,091	1,263,957
Derivative financial assets	75,328	99,721
Goodwill	15,484,120	12,135,729
Other non-current assets	7,696,845	4,321,945
Total non-current assets	348,051,801	277,873,123
Current assets
Inventories	7,385,411	6,879,143
Other receivables and assets	6,081,517	5,533,770
Accounts receivable	25,447,595	16,393,471
Derivative financial assets	258,364	278,602
Bank balances and cash	9,364,823	7,881,630
Total current assets	48,537,710	36,966,616
Total assets	396,589,511	314,839,739	[1]
Capital and reserves attributable to equity holders of the Company [abstract]
Share capital	15,200,383	15,200,383
Perpetual corporate bonds	5,068,550	0
Capital surplus	24,114,400	24,760,331
Surplus reserves	8,140,030	8,140,030
Currency translation differences	(675,054)	(787,881)
Retained earnings	35,793,257	38,690,132
Capital and reserves attributable to equity holders of the Company	87,641,566	86,002,995
Non-controlling interests	19,973,038	16,183,742
Total equity	107,614,604	102,186,737
Non-current liabilities
Long-term loans	107,030,958	64,990,361
Long-term bonds	15,993,833	12,182,971
Deferred income tax liabilities	4,566,680	2,262,752
Derivative financial liabilities	148,486	201,169
Other non-current liabilities	5,284,462	2,819,498
Total non-current liabilities	133,024,419	82,456,751
Current liabilities
Accounts payable and other liabilities	38,900,132	28,746,617
Taxes payable	1,302,210	1,089,105
Dividends payable	1,735,426	1,575,180
Derivative financial liabilities	62,178	133,569
Short-term bonds	11,068,357	27,311,103
Short-term loans	80,251,348	57,668,874
Current portion of long-term loans	18,098,458	9,560,885
Current portion of long-term bonds	3,997,033	3,294,736
Current portion of other non-current liabilities	535,346	816,182
Total current liabilities	155,950,488	130,196,251
Total liabilities	288,974,907	212,653,002	[1]
Total equity and liabilities	¥ 396,589,511	¥ 314,839,739

[1]	Restated. The Company completed the acquisition of equity interests of four companies from Huaneng Group, see Note 40 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.